UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21698
                                                    ----------

            The Gabelli Global Gold, Natural Resources & Income Trust
      -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
      -------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                            [GRAPHIC OMITTED]
                                                            THE GABELLI
                                                            GLOBAL GOLD,
                                                            NATURAL RESOURCES &
                                                            INCOME TRUST

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

                               Semi-Annual Report
                                  June 30, 2007

TO OUR SHAREHOLDERS,

      The Gabelli Global Gold, Natural Resources & Income Trust's (the "Fund") net asset value ("NAV") total return was 15.48% during the first half of 2007, compared with a gain of 3.76% for the Chicago Board Options Exchange ("CBOE") S&P 500 Buy/Write Index and a decline of 3.97% for the Philadelphia Gold & Silver Index. The Fund's NAV total return outperformed the benchmark CBOE S&P 500 Buy/Write and Philadelphia Gold & Silver Indices for this period, as well as for each of the longer-term intervals shown in the comparative results table. The total return for the Fund's publicly traded shares was 11.07% during the first half of the year. On June 30, 2007, the Fund's NAV per share was $26.91, while the price of the publicly traded shares closed at $26.43 on the American Stock Exchange.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                ------------------------------------------------

                                                                                                              Since
                                                                        Year                                Inception
                                                                       to Date     1 Year       2 Year     (03/31/05)
                                                                       -------     ------       ------     ----------
  GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
    NAV TOTAL RETURN (B) ............................................  15.48%      24.15%       26.61%       25.44%
    INVESTMENT TOTAL RETURN (C) .....................................  11.07       27.75        25.21        21.74
  CBOE S&P 500 Buy/Write Index ......................................   3.76       12.12        10.27         9.28
  Philadelphia Gold & Silver Index ..................................  (3.97)      (4.12)       22.39        19.38
  Amex Energy Select Sector Index ...................................  18.54       23.79        26.56        25.48
  Lehman Bros. Gov't/Corporate Bond Index ...........................   0.97        6.00         2.17         3.48

(a) REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE CBOE S&P 500 BUY/WRITE INDEX IS AN UNMANAGED BENCHMARK INDEX DESIGNED TO REFLECT THE RETURN ON A PORTFOLIO THAT CONSISTS OF A LONG POSITION IN THE STOCKS COMPRISING THE S&P 500 INDEX AND A SHORT POSITION IN A S&P 500 (SPX) CALL OPTION. THE PHILADELPHIA GOLD & SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER COMPANIES, WHILE THE AMEX ENERGY SELECT SECTOR INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE U.S. COMPANIES INVOLVED IN THE DEVELOPMENT OR PRODUCTION OF ENERGY PRODUCTS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED MARKET VALUE WEIGHTED INDEX THAT TRACKS THE TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR DENOMINATED OBLIGATIONS. DIVIDENDS AND INTEREST INCOME ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE AMERICAN STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

              THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The  following  table  presents   portfolio  holdings  as  a  percent  of  total
investments as of June 30, 2007:

LONG POSITIONS
Metals and Mining ................................   62.4%
Energy and Energy Services .......................   37.6%
                                                    -----
                                                    100.0%
                                                    =====
SHORT POSITIONS
Call Options Written .............................  (3.3)%

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

      The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.


SHAREHOLDER MEETING - MAY 14, 2007 - FINAL RESULTS

     The Annual Meeting of Shareholders was held on May 14, 2007 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common shareholders elected Mario d'Urso, Vincent D. Enright, and Michael J. Melarkey as Trustees of the Fund. A total of 15,524,261 votes, 15,527,133 votes, and 15,527,237 votes were cast in favor of each Trustee and a total of 107,079 votes, 104,207 votes, and 104,103 votes were withheld for each Trustee, respectively.

     Anthony J. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Salvatore M. Salibello, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

     We thank you for your participation and appreciate your continued support.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                      MARKET
     SHARES                                                COST        VALUE
    --------                                             --------    --------

               COMMON STOCKS -- 100.0%
               ENERGY AND ENERGY SERVICES -- 37.6%
      30,000   Baker Hughes Inc. ..................  $  1,959,300  $  2,523,900
     228,000   BJ Services Co. ....................     6,476,712     6,484,320
      71,000   BP plc, ADR ........................     4,763,155     5,121,940
      20,000   Chesapeake Energy Corp. ............       574,300       692,000
      54,600   Chevron Corp. ......................     3,328,250     4,599,504
      65,000   ConocoPhillips .....................     4,066,891     5,102,500
     140,000   Devon Energy Corp. (a) .............     8,193,549    10,960,600
      55,000   Diamond Offshore
                 Drilling Inc. ....................     3,422,679     5,585,800
      60,000   Exxon Mobil Corp. (a) ..............     3,436,926     5,032,800
      60,000   GlobalSantaFe Corp. ................     4,029,144     4,335,000
     247,000   Halliburton Co. (a) ................     6,804,974     8,521,500
     120,000   Imperial Oil Ltd. ..................     4,181,873     5,586,294
     110,000   Marathon Oil Corp. .................     3,230,867     6,595,600
     174,000   Murphy Oil Corp. (a) ...............     8,655,362    10,342,560
     120,000   Nabors Industries Ltd.+ ............     4,132,517     4,005,600
     100,000   Noble Corp. (a) ....................     6,500,094     9,752,000
      40,000   Oceaneering
                 International Inc.+ ..............     1,510,300     2,105,600
     110,000   Petroleo Brasileiro SA, ADR (a) ....    10,427,054    13,339,700
     150,000   Rowan Companies Inc. ...............     4,521,478     6,147,000
     150,000   Saipem SpA .........................     3,412,319     5,148,542
     115,000   Sasol Ltd., ADR ....................     4,013,414     4,317,100
     150,000   Statoil ASA, ADR ...................     4,093,741     4,651,500
     130,000   Suncor Energy Inc. (a) .............     8,335,399    11,689,600
     120,000   Tesoro Corp. .......................     3,427,597     6,858,000
      65,000   Transocean Inc.+ ...................     3,272,470     6,888,700
     105,000   Valero Energy Corp. (a) ............     5,389,104     7,755,300
     170,000   Weatherford
                 International Ltd.+ (a) ..........     6,108,816     9,390,800
     200,000   Williams Companies Inc. ............     5,148,839     6,324,000
     174,500   XTO Energy Inc. (a) ................     7,139,578    10,487,450
                                                     ------------  ------------
                                                      140,556,702   190,345,210
                                                     ------------  ------------
               METALS AND MINING -- 62.4%
     471,900   Agnico-Eagle Mines Ltd. (a) ........     8,582,787    17,224,350
     160,000   Alcoa Inc. .........................     5,185,916     6,484,800
      85,000   Anglo American plc .................     4,462,318     5,026,809
      58,000   Anglo Platinum Ltd. ................     7,719,185     9,552,540
     120,000   AngloGold Ashanti Ltd., ADR ........     4,724,742     4,538,400
     100,000   Arch Coal Inc. .....................     3,789,389     3,480,000
     321,800   Barrick Gold Corp. (a) .............     8,735,206     9,354,726
     170,000   BHP Billiton Ltd., ADR .............     6,283,353    10,157,500
      35,000   Cameco Corp. .......................     1,252,914     1,775,900
     110,000   Companhia Vale do
                 Rio Doce, ADR ....................     3,603,555     4,900,500
      26,737   Compania de Minas
                 Buenaventura SA, ADR .............       966,370     1,001,568
   2,269,341   Consolidated Minerals Ltd. .........     4,611,316     6,041,209

                                                                      MARKET
     SHARES                                                COST        VALUE
    --------                                             --------    --------

     640,000   Eldorado Gold Corp.+ ...............  $  3,385,626  $  3,748,979
     320,000   Freeport-McMoRan Copper
                 & Gold Inc. (a) ..................    15,793,075    26,502,400
     200,000   Gold Fields Ltd. ...................     3,819,747     3,095,861
     702,300   Gold Fields Ltd., ADR (a) ..........    10,611,719    11,026,110
     444,500   Goldcorp Inc. (a) ..................     4,873,099    10,530,205
     714,200   Harmony Gold Mining Co.
                 Ltd., ADR+ (a) ...................     9,585,983    10,191,634
     528,000   Hochschild Mining plc ..............     3,506,462     3,509,539
     342,500   IAMGOLD Corp. ......................     3,067,632     2,636,470
     406,000   Impala Platinum Holdings Ltd. ......     8,062,717    12,408,348
     312,000   Independence Group NL ..............     2,045,879     1,838,374
     742,000   Ivanhoe Mines Ltd.,
                 New York+ ........................     5,406,170    10,566,080
      50,000   Ivanhoe Mines Ltd.,
                 New York+ (b) ....................       337,123       712,000
      48,000   Ivanhoe Mines Ltd., Toronto+ .......       340,092       680,404
     850,000   Kagara Zinc Ltd. ...................     4,502,423     4,597,630
     100,000   Kazakhmys plc ......................     2,286,064     2,540,263
     349,656   Kingsgate Consolidated Ltd. ........     1,325,683     1,645,237
   1,080,900   Kinross Gold Corp.+ (a) ............     6,534,934    12,624,912
   6,483,488   Lihir Gold Ltd.+ ...................    12,218,692    16,490,142
     151,000   Lonmin plc .........................     9,385,275    12,189,647
     325,900   Meridian Gold Inc.+ ................     7,542,038     8,988,322
     551,338   Newcrest Mining Ltd. ...............     7,199,856    10,680,672
     359,400   Newmont Mining Corp. (a) ...........    14,026,543    14,038,164
   1,545,000   Oxiana Ltd. ........................     4,470,568     4,623,785
   4,580,000   Pan Australian Resources Ltd.+ .....     1,976,255     2,407,419
      70,000   Peabody Energy Corp. ...............     2,137,497     3,386,600
     667,600   Randgold Resources Ltd., ADR .......    10,685,286    14,814,044
      16,833   Rio Tinto plc, ADR .................     4,261,849     5,152,918
     141,600   Teck Cominco Ltd., Cl. B ...........     4,983,223     6,008,280
     254,028   Xstrata plc ........................    15,529,452    15,237,193
     191,400   Yamana Gold Inc., New York .........     1,696,340     2,128,368
     100,000   Yamana Gold Inc., Toronto ..........       892,061     1,110,537
                                                     ------------  ------------
                                                      242,406,414   315,648,839
                                                     ------------  ------------
               TOTAL
                 COMMON STOCKS ....................   382,963,116   505,994,049
                                                     ------------  ------------
TOTAL INVESTMENTS -- 100.0% .......................  $382,963,116   505,994,049
                                                     ============
CALL OPTIONS WRITTEN
  (Premiums received $17,706,821) .............................     (16,604,757)

OTHER ASSETS AND LIABILITIES (NET) ............................      (2,911,413)
                                                                   ------------
NET ASSETS -- COMMON SHARES
  (18,076,875 common shares outstanding) ......................    $486,477,879
                                                                   ============
NET ASSET VALUE PER COMMON SHARE
  ($486,477,879 / 18,076,875 shares outstanding) ..............          $26.91
                                                                         ======

                 See accompanying notes to financial statements.

              THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

               OPTION CONTRACTS WRITTEN -- (3.3)%

   NUMBER OF                                 EXPIRATION DATE/           MARKET
   CONTRACTS                                  EXERCISE PRICE             VALUE
   ---------                                 ----------------           -------
               CALL OPTIONS WRITTEN -- (3.3)%
         500   Agnico-Eagle Mines Ltd. ........ Jul. 07/35         $    105,000
         300   Agnico-Eagle Mines Ltd. ........ Aug. 07/35               93,000
       2,500   Agnico-Eagle Mines Ltd. ........ Aug. 07/40              225,000
       1,419   Agnico-Eagle Mines Ltd. ........ Nov. 07/40              340,560
          80   Alcoa Inc. ..................... Oct. 07/45               13,200
       1,520   Alcoa Inc. ..................... Jan. 09/40              995,600
          85   Anglo American plc(c) .......... Sep. 07/3200            167,703
       1,200   AngloGold Ashanti Ltd.,ADR ..... Aug. 07/40              108,000
       1,000   Arch Coal Inc. ................. Jul. 07/35              105,000
         300   Baker Hughes Inc. .............. Aug. 07/85              108,000
         859   Barrick Gold Corp. ............. Jul. 07/30               34,360
       2,359   Barrick Gold Corp. ............. Aug. 07/32.50            58,975
         500   BHP Billiton Ltd., ADR ......... Jul. 07/55              270,000
       1,200   BHP Billiton Ltd., ADR ......... Nov. 07/55              948,000
         500   BJ Services Co. ................ Jul. 07/30               17,500
         800   BJ Services Co. ................ Jul. 07/32.50             4,000
         980   BJ Services Co. ................ Jul. 07/35                4,900
         500   BP plc, ADR .................... Jul. 07/70              137,500
         210   BP plc, ADR .................... Aug. 07/70               73,500
         350   Cameco Corp. ................... Sep. 07/50              150,500
         200   Chesapeake Energy Corp. ........ Jul. 07/35               13,000
         546   Chevron Corp. .................. Jul. 07/85               70,980
       1,100   Companhia Vale do
                 Rio Doce-ADR ................. Sep. 07/50              154,000
         200   ConocoPhillips ................. Aug. 07/75              100,000
         450   ConocoPhillips ................. Aug. 07/80               87,750
         700   Devon Energy Corp. ............. Jul. 07/75              315,000
         700   Devon Energy Corp. ............. Aug. 07/80              203,000
         550   Diamond Offshore
                 Drilling Inc. ................ Sep. 07/100             462,000
         600   Exxon Mobil Corp. .............. Jul. 07/85               69,000
       3,200   Freeport-McMoRan
                 Copper & Gold Inc. ........... Aug. 07/90              752,000
         200   GlobalSantaFe Corp. ............ Jul. 07/70               64,000
         400   GlobalSantaFe Corp. ............ Jul. 07/75               36,000
       2,979   Gold Fields Ltd., ADR .......... Jul. 07/17.50            22,342
       3,044   Gold Fields Ltd., ADR .......... Aug. 07/17.50            76,100
       3,000   Gold Fields Ltd., ADR .......... Oct. 07/20               45,000
       2,345   Goldcorp Inc. .................. Aug. 07/27.50            58,625
       2,100   Goldcorp Inc. .................. Oct. 07/27.50           168,000
       1,270   Halliburton Co. ................ Jul. 07/37.50            12,700
       4,792   Harmony Gold Mining
                 Co. Ltd., ADR ................ Aug. 07/15              239,600
       2,350   Harmony Gold Mining
                 Co. Ltd., ADR ................ Aug. 07/17.50            35,250
       1,925   IAMGOLD Corp.(d) ............... Aug. 07/9                54,213
       1,500   IAMGOLD Corp.(d) ............... Nov. 07/10               66,886

   NUMBER OF                                 EXPIRATION DATE/          MARKET
   CONTRACTS                                  EXERCISE PRICE            VALUE
   ---------                                 ----------------          -------

       1,200   Imperial Oil Ltd.(d) ........... Jul. 07/50         $    112,650
       1,600   Ivanhoe Mines Ltd. ............. Jul. 07/12.50           308,000
       3,400   Ivanhoe Mines Ltd. ............. Dec. 07/15              595,000
       3,400   Ivanhoe Mines Ltd. ............. Dec. 07/17.50           323,000
       2,000   Kinross Gold Corp. ............. Jul. 07/12.50            30,000
       2,000   Kinross Gold Corp. ............. Aug. 07/12.50            80,000
       6,809   Kinross Gold Corp. ............. Aug. 07/15               51,067
       6,000   Lihir Gold Ltd.(e) ............. Sep. 07/3.50            452,930
       1,100   Marathon Oil Corp. ............. Oct. 07/62.50           363,000
       1,259   Meridian Gold Inc. ............. Jul. 07/25              377,700
       2,000   Meridian Gold Inc. ............. Oct. 07/30              290,000
       1,000   Murphy Oil Corp. ............... Jul. 07/60              127,500
         740   Murphy Oil Corp. ............... Jul. 07/65               18,500
         600   Nabors Industries Ltd. ......... Jul. 07/35               18,000
         600   Nabors Industries Ltd. ......... Sep. 07/40               15,000
       1,000   Newmont Mining Corp. ........... Sep. 07/42.50            85,000
       2,594   Newmont Mining Corp. ........... Sep. 07/45               90,790
         200   Noble Corp. .................... Jan. 08/90              310,000
         800   Noble Corp. .................... Jan. 08/95              976,000
         400   Oceaneering
                 International Inc. ........... Jul. 07/50              130,000
         700   Peabody Energy Corp. ........... Sep. 07/55              101,500
       1,100   Petroleo Brasileiro SA,
                 ADR .......................... Aug. 07/120             759,000
       3,500   Randgold Resources Ltd.,
                 ADR .......................... Jul. 07/25               17,500
       2,762   Randgold Resources Ltd.,
                 ADR .......................... Aug. 07/25               69,050
         414   Randgold Resources Ltd.,
                 ADR .......................... Sep. 07/30                4,140
       1,000   Rowan Companies Inc. ........... Jul. 07/40              175,000
         500   Rowan Companies Inc. ........... Jul. 07/42.50            27,500
         300   Saipem SpA(f) .................. Jul. 07/25              117,751
       1,150   Sasol Ltd., ADR ................ Sep. 07/40              189,750
         500   Statoil ASA, ADR ............... Jul. 07/30               70,000
         700   Suncor Energy Inc. ............. Sep. 07/85              637,000
         600   Suncor Energy Inc. ............. Sep. 07/90              348,000
       1,416   Teck Cominco Ltd., Cl. B(d) .... Aug. 07/95              169,481
       1,200   Tesoro Corp. ................... Aug. 07/60              312,000
         350   Transocean Inc. ................ Aug. 07/100             304,500
         300   Transocean Inc. ................ Aug. 07/105             177,000
         435   Valero Energy Corp. ............ Sep. 07/70              304,500
         615   Valero Energy Corp. ............ Sep. 07/75              252,150
       1,700   Weatherford
                 International Ltd. ........... Aug. 07/60              225,250
       1,000   Williams Companies Inc. ........ Jul. 07/32.50            60,000
       1,745   XTO Energy Inc. ................ Aug. 07/60              458,062
       1,914   Yamana Gold Inc. ............... Jul. 07/15                5,742
                                                                   ------------
               TOTAL CALL OPTIONS WRITTEN
                 (Premiums received $17,706,821) ................  $ 16,604,757
                                                                   ============


                 See accompanying notes to financial statements.

              THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

------------------
(a) Securities, or a portion thereof, with a value of $162,424,290 are pledged as collateral for options written.
(b) At June 30, 2007, the Fund held an investment in a restricted security amounting to $712,000 or 0.14% of total investments.
(c)  Exercise price denoted in British pounds.
(d)  Exercise price denoted in Canadian dollars.
(e)  Exercise price denoted in Australian dollars.
(f)  Exercise price denoted in Euros.
+    Non-income producing security.
ADR  American Depository Receipt

                                     % OF
                                    MARKET      MARKET
                                     VALUE       VALUE
                                    ------      ------
GEOGRAPHIC DIVERSIFICATION
LONG POSITIONS
North America .....................  52.4%   $265,375,826
Europe ............................  14.5      73,392,394
Asia/Pacific ......................  11.6      58,481,967
South Africa ......................  10.9      55,129,994
Latin America .....................  10.6      53,613,868
                                    -----    ------------
                                    100.0%   $505,994,049
                                    =====    ============

SHORT POSITIONS
North America .....................  (2.1)%  $(10,659,391)
Latin America .....................  (0.6)     (3,038,750)
Asia/Pacific ......................  (0.3)     (1,670,930)
South Africa ......................  (0.2)       (716,043)
Europe ............................  (0.1)       (519,643)
                                    -----    ------------
                                     (3.3)%  $(16,604,757)
                                    =====    ============





                 See accompanying notes to financial statements.

              THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)

ASSETS:
  Investments, at value (cost $382,963,116) ............ $505,994,049
  Receivable for investments sold ......................   11,449,093
  Unrealized appreciation on swap contracts ............    3,993,661
  Dividends receivable .................................      313,228
  Prepaid expense ......................................        7,627
                                                         ------------
  TOTAL ASSETS .........................................  521,757,658
                                                         ------------
LIABILITIES:
  Call options written (premiums received $17,706,821) .   16,604,757
  Foreign currency, at value (cost $108,480) ...........      109,040
  Payable to brokers ...................................    7,381,612
  Payable to custodian .................................    4,257,724
  Payable for investments purchased ....................    5,781,247
  Distributions payable ................................      628,726
  Payable for investment advisory fees .................      413,265
  Payable for payroll expenses .........................        8,494
  Payable for accounting fees ..........................        3,969
  Other accrued expenses and liabilities ...............       90,945
                                                         ------------
  TOTAL LIABILITIES ....................................   35,279,779
                                                         ------------
  NET ASSETS applicable to 18,076,875
    shares outstanding ................................. $486,477,879
                                                         ============
NET ASSETS CONSIST OF:
  Paid-in capital, at $.001 par value .................. $346,158,582
  Accumulated net investment income ....................      806,255
  Accumulated net realized gain on investments, swap
    contracts, securities sold short, written options,
    and foreign currency transactions ..................   11,384,182
  Net unrealized appreciation on investments ...........  123,030,933
  Net unrealized appreciation on swap contracts ........    3,993,661

  Net unrealized appreciation on written options .......    1,102,064
  Net unrealized appreciation on foreign
    currency translations ..............................        2,202
                                                         ------------
  NET ASSETS ........................................... $486,477,879
                                                         ============
NET ASSET VALUE PER COMMON SHARE:
  ($486,477,879 / 18,076,875 shares outstanding;
  unlimited number of shares authorized) ...............       $26.91
                                                               ======





                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $156,904) .........  $ 2,711,374
  Interest .............................................      343,712
                                                          -----------
  TOTAL INVESTMENT INCOME ..............................    3,055,086
                                                          -----------
EXPENSES:
  Investment advisory fees .............................    2,271,611
  Shareholder communications expenses ..................       90,922
  Interest expense .....................................       85,811
  Payroll expenses .....................................       81,380
  Trustees' fees .......................................       32,138
  Legal and audit fees .................................       29,427
  Accounting fees ......................................       22,621
  Dividends on securities sold short ...................       10,692
  Shareholder services fees ............................        3,054
  Custodian fees .......................................          792
  Miscellaneous expenses ...............................       30,891
                                                          -----------
  TOTAL EXPENSES .......................................    2,659,339
  Less: Custodian fee credits ..........................       (4,544)
                                                          -----------
  NET EXPENSES .........................................    2,654,795
                                                          -----------
  NET INVESTMENT INCOME ................................      400,291
                                                          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, SWAP CONTRACTS, SECURITIES SOLD SHORT,
  WRITTEN OPTIONS, AND FOREIGN CURRENCY:
  Net realized gain on investments .....................   21,155,993
  Net realized gain on swap contracts ..................    6,533,217
  Net realized loss on securities sold short ...........   (1,142,451)
  Net realized loss on written options .................   (3,376,973)
  Net realized gain on foreign currency transactions ...      187,857
                                                          -----------
Net realized gain on investments, swap contracts,
  securities sold short, written options, and foreign
  currency transactions ................................   23,357,643
                                                          -----------
  Net change in unrealized appreciation/depreciation:
    on investments .....................................   38,747,216
    on swap contracts ..................................    3,430,600
    on securities sold short ...........................    1,399,484
    on written options .................................   (1,377,651)
    on foreign currency translations ...................        3,568
                                                          -----------
  Net change in unrealized appreciation/depreciation on
    investments, swap contracts, securities sold short,
    written options, and foreign currency translations     42,203,217
                                                          -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS, SWAP CONTRACTS, SECURITIES SOLD
    SHORT, WRITTEN OPTIONS, AND FOREIGN CURRENCY .......   65,560,860
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ....................................  $65,961,151
                                                          ===========

                 See accompanying notes to financial statements.

              THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED
                                                                         JUNE 30, 2007       YEAR ENDED
                                                                          (UNAUDITED)     DECEMBER 31, 2006
                                                                       ----------------   -----------------
OPERATIONS:
 Net investment income ................................................ $     400,291        $  1,730,970
  Net realized gain on investments, swap contracts,
    securities sold short, written options,
    and foreign currency transactions ..................................   23,357,643           37,539,820
  Net change in unrealized appreciation/depreciation
    on investments, swap contracts,
    securities sold short, written options,
    and foreign currency translations ..................................   42,203,217           29,500,615
                                                                         ------------         ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................   65,961,151           68,771,405
                                                                         ------------         ------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income ................................................   (1,001,832)*                 --
  Net realized gain on investments, swap contracts,
    securities sold short, written options,
    and foreign currency transactions ..................................  (14,145,711)*        (31,071,323)
                                                                         ------------         ------------
  TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS ...........................  (15,147,543)         (31,071,323)
                                                                         ------------         ------------
FUND SHARE TRANSACTIONS:
  Net increase in net assets from common shares
     issued upon reinvestment of distributions ........................     2,923,390            4,831,815
                                                                         ------------         ------------
  NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ..............    2,923,390            4,831,815
                                                                         ------------         ------------
  NET INCREASE IN NET ASSETS ...........................................   53,736,998           42,531,897
NET ASSETS:
  Beginning of period ..................................................  432,740,881          390,208,984
                                                                         ------------         ------------
  End of period (including undistributed net investment income of
    $806,255 and $1,407,796, respectively) ............................. $486,477,879         $432,740,881
                                                                         ============         ============

-----------------------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.


                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Global Gold, Natural Resources & Income Trust (the "Fund") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on January 4, 2005 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Investment operations commenced on March 31, 2005.

     The Fund's primary investment objective is to provide a high level of current income. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in "gold related" activities ("Gold Companies"). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers ("Natural Resources Companies"). The Fund may invest in the securities of companies located anywhere in the world.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (Adviser").

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, there were no open repurchase agreements.

     SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments for the common shares. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments on the common shares.

     The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized in the Statement of Assets and Liabilities.

     Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of periodic payment or termination of swap agreements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The Fund has entered into equity swap agreements with Morgan Stanley & Co. Incorporated. Details of the swaps at June 30, 2007 are as follows:

         NOTIONAL              EQUITY SECURITY             INTEREST RATE/           TERMINATION     NET UNREALIZED
          AMOUNT                  RECEIVED              EQUITY SECURITY PAID           DATE          APPRECIATION
         --------              ---------------          --------------------        -----------     --------------
                                                         3 Month LIBOR plus
                                 Market Value         45 bps plus Market Value
                              Appreciation on:            Depreciation on:
$  238,941  (1,300 Shares)     MMX Mineraco e              MMX Mineraco e             08/06/07        $  455,934
 5,394,698 (16,700 Shares)     Metalicos SA                 Metalicos SA              08/06/07         3,537,727
                                                                                                      ----------
                                                                                                      $3,993,661
                                                                                                      ==========

     OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

     In the case of call options, these exercise prices are referred to as "in-the-money", "at-the-money", and "out-of-the-money", respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2007 are presented within the Schedule of Investments.

     SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At June 30, 2007, there were no open securities sold short.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

     CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

     The tax character of distributions paid during the fiscal year ended December 31, 2006 were estimated to be $25,953,340 of ordinary income (inclusive of short-term capital gains), and $5,117,983 of long-term capital gains.

     PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     As of December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were estimated as follows:

         Net unrealized appreciation on investments, swap
           contracts, securities sold short, written options,
           and foreign payables and receivables ............. $83,005,641
         Net unrealized depreciation on foreign currency ....      (1,366)
         Undistributed ordinary income
           (inclusive of short-term capital gain) ...........   4,797,946
         Undistributed long-term gain .......................   1,772,474
         Other temporary differences ........................     (69,006)
                                                              -----------
         Total .............................................. $89,505,689
                                                              ===========

     The following summarizes the tax cost of investments, short sales, written options, and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                                                  GROSS              GROSS
                                                  COST/        UNREALIZED         UNREALIZED       NET UNREALIZED
                                                PREMIUMS      APPRECIATION       DEPRECIATION       APPRECIATION
                                                --------      ------------       ------------      --------------
                  Investments .............  $384,427,990     $125,308,393       $(3,742,334)      $121,566,059
                  Written options .........    17,706,821        4,793,058        (3,690,994)         1,102,064
                  Swap contracts ..........            --        3,993,661                --          3,993,661
                                             ------------     ------------       -----------       ------------
                                             $402,134,811     $134,095,112       $(7,433,328)      $126,661,784
                                             ============     ============       ===========       ============

     In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fundaverage weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2007, the Fund paid or accrued $22,621 to the Adviser in connection with the cost of computing the Fund's NAV.

     The Fund is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $4,128 for the six months ended June 30, 2007, which is included in payroll expenses in the Statement of Operations.

     As per the approval of the Board, the Fund compensates officers of the Fund that are employed by the Fund and are not employed by the Adviser (although officers may receive incentive-based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2007, the Fund paid or accrued $77,252, which is included in payroll expenses in the Statement of Operations.

     The Fund pays each Trustee that is not considered to be an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended in person and $500 per telephonic meeting, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per committee meeting attended. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term and U.S. Government securities, aggregated $208,559,610 and $165,040,096, respectively.

     Written options activity for the Fund for the six months ended June 30, 2007 was as follows:

                                                    NUMBER OF
                                                    CONTRACTS        PREMIUMS
                                                    ---------        --------
    Options outstanding at December 31, 2006 ......  108,400      $ 14,214,588
    Stock splits on options .......................    1,600                --
    Options written ...............................  359,645        49,982,024
    Options sold ..................................      500             3,250
    Options purchased .............................     (560)           (3,855)
    Options repurchased ........................... (196,804)      (31,126,384)
    Options expired ............................... (152,687)      (13,921,460)
    Options exercised .............................   (6,178)       (1,441,342)
                                                     -------      ------------
    Options outstanding at June 30, 2007 ..........  113,916      $ 17,706,821
                                                     =======      ============

5. CAPITAL. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2007, the Fund did not repurchase any shares of beneficial interest in the open market.

     Transactions in shares of beneficial interest were as follows:

                                                                  SIX MONTHS ENDED
                                                                    JUNE 30, 2007               YEAR ENDED
                                                                     (UNAUDITED)             DECEMBER 31, 2006
                                                               ----------------------      ---------------------
                                                                SHARES        AMOUNT        SHARES       AMOUNT
                                                               --------      --------      --------     --------
      Shares issued upon reinvestment of distributions .......  118,303     $2,923,390      212,591    $4,831,815

6. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund. The staff's notice to the Adviser did not relate to the Fund.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OF BENEFICIAL
INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                         SIX MONTHS ENDED
                                                                           JUNE 30, 2007       YEAR ENDED           PERIOD ENDED
                                                                            (UNAUDITED)     DECEMBER 31, 2006   DECEMBER 31, 2005(D)
                                                                           --------------   -----------------   --------------------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ....................................  $ 24.10            $ 21.99              $ 19.06(e)
                                                                             -------            -------              -------
  Net investment income ...................................................     0.02               0.08                 0.08
  Net realized and unrealized gain on
    investments, swap contracts,
    securities sold short, written options,
    and foreign currency transactions .....................................     3.63               3.77                 4.01
                                                                             -------            -------              -------
  Total from investment operations ........................................     3.65               3.85                 4.09
                                                                             -------            -------              -------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income ...................................................    (0.06)*               --                (0.07)
  Net realized gains on investments, swap contracts,
    securities sold short, written options, and
    foreign currency transactions .........................................    (0.78)*            (1.74)               (1.09)
                                                                             -------            -------              -------
  Total distributions to common shareholders ..............................    (0.84)             (1.74)               (1.16)
                                                                             -------            -------              -------
FUND SHARE TRANSACTIONS:
  Increase (decrease) in net asset value from common share transactions ...     0.00(b)              --                (0.00)(b)
                                                                             -------            -------              -------
  Total fund share transactions ...........................................     0.00(b)              --                (0.00)(b)
                                                                             -------            -------              -------
  NET ASSET VALUE, END OF PERIOD ..........................................  $ 26.91            $ 24.10              $ 21.99
                                                                             =======            =======              =======
  NAV total return + ......................................................    15.48%             18.29%                22.0%**
                                                                             =======            =======              =======
  Market value, end of period .............................................  $ 26.43            $ 24.60              $ 21.80
                                                                             =======            =======              =======
  Investment total return ++ ..............................................    11.07%             21.86%                15.2%***
                                                                             =======            =======              =======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets end of period (in 000's) ..................................... $486,478           $432,741             $390,209
  Ratio of net investment income to average net assets ....................     0.18%(c)           0.42%                0.47%(c)
  Ratio of operating expenses to average net assets (a) ...................     1.17%(c)           1.17%                1.15%(c)
  Portfolio turnover rate .................................................     36.3%             114.8%               142.5%

------------------
 + Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.
++ Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund's dividend reinvestment plan. Total return for a period of less than one year is not annualized.
(a) The Fund incurred interest expense during the six months ended June 30, 2007 and the year ended December 31, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.14% and 1.16%, respectively.
(b) Amount represents less than $0.005 per share.
(c) Annualized.
(d) The Fund commenced investment operations on March 31, 2005.
(e) The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.
  * Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.
 ** Based on net asset value per share at  commencement  of operations of $19.06 per share.
*** Based on market value per share at initial public offering of $20.00 per share.





                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

  BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on February 22, 2007, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of sector funds. The Independent Board Members noted that the Fund's performance was ranked 26 out of 69 funds in its category for the prior one period.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of equity closed-end funds and noted that the Adviser's advisory fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios were lower and the Fund's size was average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds, except for the presence of leverage and fees chargeable as assets attributable to leverage in certain circumstances.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and that the performance record was satisfactory. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that, in part due to the Fund's structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board of Trustees.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

      It is the policy of The Gabelli Global Gold, Natural Resources & Income Trust ("Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to issue common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer ("AST") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

            The Gabelli Global Gold, Natural Resources & Income Trust
                           c/o American Stock Transfer
                                6201 15th Avenue
                               Brooklyn, NY 11219

      Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact AST at (888) 422-3262.

      If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

      The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not an American Stock Exchange ("Amex") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the Amex, or elsewhere, for the participants' accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

      The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

   The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

   Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

   SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

   For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

   The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

                     This page was intentionally left blank.

                               [GRAPHIC OMITTED]
                                PICTURE OF FLAGS

                              TRUSTEES AND OFFICERS
            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422


TRUSTEES                                          OFFICERS

Anthony J. Colavita                               Bruce N. Alpert
   ATTORNEY-AT-LAW,                                  PRESIDENT
   ANTHONY J. COLAVITA, P.C.
                                                  Carter W.Austin
James P. Conn                                        VICE PRESIDENT
   MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,                      Peter D. Goldstein
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.        CHIEF COMPLIANCE OFFICER

Mario d'Urso                                      Molly A.F. Marion
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA              ASSISTANT VICE PRESIDENT & OMBUDSMAN

Vincent D. Enright                                James E. McKee
   FORMER SENIOR VICE PRESIDENT &                    SECRETARY
   CHIEF FINANCIAL OFFICER,
   KEYSPAN CORP.                                  Agnes Mullady
                                                     TREASURER
Frank J. Fahrenkopf,Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,           INVESTMENT ADVISER
   AMERICAN GAMING ASSOCIATION                    Gabelli Funds, LLC
                                                  One Corporate Center
Michael J. Melarkey                               Rye, New York 10580-1422
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN          CUSTODIAN
                                                  The Bank of New York Mellon
Salvatore M.Salibello
   CERTIFIED PUBLIC ACCOUNTANT,                   COUNSEL
   SALIBELLO & BRODER, LLP                        Skadden, Arps, Slate, Meagher & Flom LLP

Anthonie C. van Ekris                             TRANSFER AGENT AND REGISTRAR
   CHAIRMAN, BALMAC INTERNATIONAL, INC.           American Stock Transfer and Trust Company

Salvatore J. Zizza                                STOCK EXCHANGE LISTING
   CHAIRMAN,
   ZIZZA & CO., LTD.                                                                 Common
                                                                                    --------
                                                  Amex-Symbol:                         GGN
                                                  Shares Outstanding:              18,076,875

                                                  The Net Asset Value per share appears
                                                  in the Publicly Traded Funds column,
                                                  under the heading "Specialized Equity
                                                  Funds," in Monday's The Wall Street
                                                  Journal. It is also listed in Barron's
                                                  Mutual Funds/Closed End Funds section
                                                  under the heading "Specialized Equity
                                                  Funds".

                                                  The Net Asset Value per share may be
                                                  obtained each day by calling (914)
                                                  921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL GOLD, NATURAL
RESOURCES & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM




                                               SEMI-ANNUAL REPORT
                                               JUNE 30, 2007




                                                                     GGN Q2/2007

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 17,997,459
01/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
01/31/07
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 18,023,385
02/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
02/28/07
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 18,051,745
03/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
03/31/07
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 18,076,875
04/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
04/30/07
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 18,076,875
05/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
05/31/07
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 18,076,875
06/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
06/30/07
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred - N/A           Preferred - N/A            Preferred - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.
c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.
d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Global Gold, Natural Resources & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           and Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.